Consolidated Statements of Changes in Shareholders' Deficit - CAD ($)	Share Capital	Warrants	Equity Component of Convertible Debentures	Contributed Surplus	Accumulated Deficit	Total
Balance beginning (in shares) at Dec. 31, 2023	161,182,098
Balance beginning at Dec. 31, 2023	$ 85,894,218	$ 1,694,494	$ 2,671,669	$ 8,737,314	$ (106,215,303)	$ (7,217,608)
Share issuance financing (in shares)	7,141,784
Share issuance financing	$ 1,814,999					1,669,604
Share issuance costs	(145,395)
Flow-through premium	$ (106,716)					$ (106,716)
Convertible debenture conversion (in shares)	1,594,314					1,594,314
Convertible debenture conversion	$ 326,565		(12,303)			$ 314,262
Share-based compensation				756,784		756,784
Net loss for the year					(5,230,946)	(5,230,946)
Balance ending (in shares) at Dec. 31, 2024	169,918,196
Balance ending at Dec. 31, 2024	$ 87,783,671	1,694,494	2,659,366	9,494,098	(111,446,249)	(9,814,620)
Share issuance financing (in shares)	4,038,955
Share issuance financing	$ 1,130,907					1,130,907
Share issuance financing, flow-through (in shares)	4,350,000
Share issuance financing, flow-through	$ 2,175,000					2,175,000
Share issuance costs	$ (252,277)					$ (252,277)
Stock options exercised (in shares)	2,952,500					2,952,500
Stock options exercised	$ 1,350,728			(539,578)		$ 811,150
Warrants exercised (in shares)	2,019,477
Warrants exercised	$ 807,791					$ 807,791
Convertible debenture conversion (in shares)	26,335,252					26,088,257
Convertible debenture conversion	$ 5,025,114		(172,626)			$ 4,852,488
Shares issued to settle RSUs vested (in shares)	1,000,000					1,000,000
Shares issued to settle RSUs vested	$ 300,000			(300,000)
Share-based compensation				2,464,626		$ 2,464,626
Reclassification of equity component of convertible debentures to deficit			$ (2,486,740)		2,486,740
Net loss for the year					(5,524,828)	(5,524,828)
Balance ending (in shares) at Dec. 31, 2025	210,614,380
Balance ending at Dec. 31, 2025	$ 98,320,934	$ 1,694,494		$ 11,119,146	$ (114,484,337)	$ (3,349,763)